UNITED STATES SECURITIES AND EXCHANGE
                                  COMMISSION  Washington, DC 20549

                                  FORM 13F
                                  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999
Check here if Amendment [x]; Amendment Number: 1

This Amendment (Check only one.):[x] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Walter Scott & Partners Ltd
Address:  Millburn Tower
          Gogar
          Edinburgh EH12 9BS
          Scotland
13F File Number: 28-99999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and this it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name:      James Smith
Title:     Director
Phone:     +44 131 339 3777

Signature,Place, and Date of Signing:
James Smith     Edinburgh, Scotland     February 22, 2000
Report Type (Check only one):

[x]    13F HOLDINGS REPORT
[ ]    13F NOTICE
[ ]    13F COMBINATION REPORT
List of Other Managers Reporting for this Manager:      0

                     FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:        0
Form 13F Information Table Entry Total:  45
Form 13F Information Table Value Total:  $141,158


                             TITLE OF                  VALUE     SHARES/   SH/
 INV
NAME OF ISSUER               CLASS       CUSIP        (x$1000)    PRN AMT   PRN
  DISC

ABBOTT LABS                  COM STK     002824100     2,905      80,000    SH
  SOLE
AMERICAN POWER CONVERSION    COM STK     029066107       614      18,000    SH
  SOLE
ANADARKO PETROLEUM           COM STK     032511107     4,869     184,600    SH
  SOLE
EMBOTELLADORA ANDINA A       ADR         29081P204       381      21,400    SH
  SOLE
AUTOMATIC DATA               COM STK     053015103     1,545      28,680    SH
  SOLE
AUTOZONE INC                 COM STK     053332102     6,210     192,200    SH
  SOLE
BARRETT RESOURCES            COM STK     068480201       436      14,800    SH
  SOLE
CIRC CITY STORES             COM STK     172737108     8,057     178,800    SH
  SOLE
COCA-COLA FEMSA SA DE C V    ADR         191241108       334      19,000    SH
  SOLE
COFLEXIP                     ADR         192384105     3,585      86,000    SH
  SOLE
COMPANHIA CERVEJARIA BRAHMA  ADR         20440X103       476      34,000    SH
  SOLE
DALLAS SEMICONDUCTOR         COM STK     235204104     2,449      38,000    SH
  SOLE
ELECTRONIC DATA SYSTEMS      COM STK     285661104     2,780      41,530    SH
  SOLE
EOG RESOURCES                COM STK     26875P101     3,776     215,000    SH
  SOLE
FASTENAL CO.                 COM STK     311900104     5,626     125,200    SH
  SOLE
G AND K SERVICES             CLASS A STK 361268105       405      12,500    SH
  SOLE
GRUPO ELEKTRA SA             ADR         40050A102       578      60,000    SH
  SOLE
HARLEY-DAVIDSON              COM STK     412822108     6,425     100,300    SH
  SOLE
HEARTLAND EXPRESS            COM STK     422347104     1,181      75,000    SH
  SOLE
HOME DEPOT INC               COM STK     437076102    10,696     156,000    SH
  SOLE
KOREA TELECOM                ADR         50063P103       748      10,000    SH
  SOLE
LINEAR TECHNOLOGY            COM STK     535678106     9,589     134,000    SH
  SOLE
MANOR CARE INC.              COM STK     564055101       272      17,000    SH
  SOLE
MICROS SYSTEMS               COM STK     594901100    7,548      102,000    SH
  SOLE
MYLAN LABS                   COM STK     628530107     3,453     137,100    SH
  SOLE
NABORS INDS INC              COM STK     629568106     8,570     277,000    SH
  SOLE
INDUSTRIE NATUZZI S P A      ADR         456478106     2,241     220,000    SH
  SOLE
NEWELL RUBBERMAID            COM STK     651229106     4,546     156,759    SH
  SOLE
BRASIL DISTR PAO ACUCAR CBD  ADR         20440T201       646      20,000    SH
  SOLE
PATTERSON DENTAL             COM STK     703412106       537      12,600    SH
  SOLE
POHANG IRON & STEEL          ADR         730450103       560      16,000    SH
  SOLE
PRECISION DRILLING           COM STK     74022D100       629      24,500    SH
  SOLE
QUINTILES TRANSNATIONAL      COM STK     748767100       196      10,500    SH
  SOLE
RPM INC                      COM STK     749685103     2,012     197,500    SH
  SOLE
SCHLUMBERGER LTD             COM STK     806857108     7,583     134,800    SH
  SOLE
SIGMA ALDRICH                COM STK     826552101     3,800     126,400    SH
  SOLE
SYSCO CORP.                  COM STK     871829107     7,410     187,300    SH
  SOLE
TELE SUDESTE CELULAR PART    ADR         879252104       563      14,500    SH
  SOLE
TELECOM ARGENTINA            ADR         879273209       397      11,600    SH
  SOLE
TELEFONOS DE MEXICO          ADR         879403780       653       5,800    SH
  SOLE
TELECOMUNICACOES DE S.P.     ADR         87929A102       391      16,000    SH
  SOLE
THE WENS WEARHOUSE           COM STK     587118100       455      15,500    SH
  SOLE
TRANSOCEAN SEDCO             COM STK     G90078108       879      26,095    SH
  SOLE
ELAN CORP PLC                ADR         284131208     8,700     300,000    SH
  SOLE
ERICSSON (LM)                ADR         294821400     5,452      83,000    SH
  SOLE